Non-controlling interests	12 Months Ended
Dec. 31, 2017
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Non-controlling interests

40. Non-controlling interests

The Group has two subgroups that have material non-controlling interests, ViiV Healthcare Limited and its subsidiaries and GSK Consumer Healthcare Holdings Limited and its subsidiaries. Summarised financial information in respect of the ViiV Healthcare group and GSK Consumer Healthcare Joint Venture is set out below:

ViiV Healthcare

	2017 £m	2016 £m	2015 £m
Turnover	4,269	3,527	2,330
Profit/(loss) after taxation	825	(1,249)	(1,426)
Other comprehensive income	20	36	7

Total comprehensive income/(expense)	845	(1,213)	(1,419)

	2017 £m	2016 £m
Non-current assets	2,736	3,064
Current assets	2,533	2,357

Total assets	5,269	5,421
Current liabilities	(2,409)	(1,977)
Non-current liabilities	(8,011)	(7,983)

Total liabilities	(10,420)	(9,960)

Net liabilities	(5,151)	(4,539)

	2017 £m	2016 £m	2015 £m
Net cash inflow from operating activities	2,132	1,750	1,097
Net cash outflow from investing activities	(207)	(326)	(63)
Net cash outflow from financing activities	(1,820)	(1,023)	(814)

Increase in cash and bank overdrafts in the year	105	401	220

The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £825 million (2016 – loss after taxation of £1,249 million; 2015 – loss after taxation of £1,426 million) is stated after charging preferential dividends payable to GSK, Shionogi and Pfizer and after a charge of £909 million (2016 – £2,186 million; 2015 – £1,874 million) for remeasurement of the contingent consideration payable for the acquisition of the former Shionogi-ViiV Healthcare joint venture. This consideration is expected to be paid over a number of years.

The following amounts attributable to the ViiV Healthcare group are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2017 £m	2016 £m	2015 £m
Total comprehensive income/(expense) for the year attributable to non-controlling interests	187	(83)	(143)
Dividends paid to non-controlling interests	316	152	163

Non-controlling interests in the Consolidated balance sheet	(476)	(353)

Consumer Healthcare Joint Venture

	2017 £m	2016 £m	2015 £m
Turnover	7,003	6,530	4,627
Profit/(loss) after taxation	1,211	660	(39)
Other comprehensive income	(387)	1,640	72

Total comprehensive income	824	2,300	33

	2017 £m	2016 £m
Non-current assets	12,771	13,315
Current assets	3,282	3,996

Total assets	16,053	17,311
Current liabilities	(2,675)	(3,060)
Non-current liabilities	(1,537)	(2,062)

Total liabilities	(4,212)	(5,122)

Net assets	11,841	12,189

	2017 £m	2016 £m	2015 £m
Net cash inflow from operating activities	883	1,496	277
Net cash inflow/(outflow) from investing activities	270	(537)	(691)
Net cash outflow from financing activities	(1,194)	(980)	(42)

Decrease in cash and bank overdrafts in the year	(41)	(21)	(456)

The above financial information relates to the Consumer Healthcare Joint Venture on a stand-alone basis, before the impact of Group-related adjustments but after major restructuring charges.

The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2017	2016	2015
	£m	£m	£m
Total comprehensive income for the year attributable to non-controlling interests	296	730	14
Dividends paid to non-controlling interests	420	346	—

Non-controlling interests in the Consolidated balance sheet	3,631	3,755